Investments in associates and joint ventures - Summarised financial information, equity accounted associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Joint ventures
Disclosure of associates [line items]
(Loss)/Profit from continuing operations	£ 0	£ 0	£ 0
Other comprehensive income	0	0	0
Total comprehensive (loss)/income from continuing operations	0	0	0
Associates
Disclosure of associates [line items]
(Loss)/Profit from continuing operations	0	0	(4)
Other comprehensive income	0	0	0
Total comprehensive (loss)/income from continuing operations	£ 0	£ 0	£ (4)